Exhibit 99.1

NISSAN AUTO LEASE TRUST 2016-A

Servicer Report

Collection Period Start	1-Oct-17	Distribution Date	15-Nov-17
Collection Period End	31-Oct-17	30/360 Days	30
Beg. of Interest Period	16-Oct-17	Actual/360 Days	30
End of Interest Period	15-Nov-17

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,392,866,550.14	833,190,086.44	776,165,133.74	0.5572430
Total Securities		1,392,866,550.14	833,190,086.44	776,165,133.74	0.5572430
Class A-1 Notes	0.620000%	154,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.220000%	407,000,000.00	90,696,703.59	46,234,719.40	0.1135988
Class A-2b Notes	1.618890%	115,000,000.00	25,626,832.71	13,063,864.20	0.1135988
Class A-3 Notes	1.490000%	380,000,000.00	380,000,000.00	380,000,000.00	1.0000000
Class A-4 Notes	1.650000%	114,000,000.00	114,000,000.00	114,000,000.00	1.0000000
Certificates	0.000000%	222,866,550.14	222,866,550.14	222,866,550.14	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	44,461,984.19	92,208.32	109.2432044	0.2265561
Class A-2b Notes	12,562,968.51	34,572.52	109.2432044	0.3006306
Class A-3 Notes	0.00	471,833.33	0.0000000	1.2416667
Class A-4 Notes	0.00	156,750.00	0.0000000	1.3750000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	57,024,952.70	755,364.17

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal	11,927,477.24
Monthly Interest	3,934,963.52

Total Monthly Payments	15,862,440.76
Interest Rate Cap Payments	0.00
Advances:
Aggregate Monthly Payment Advances	446,847.11
Aggregate Sales Proceeds Advance	21,408,652.08

Total Advances	21,855,499.19
Vehicle Disposition Proceeds:
Reallocation Payments	31,443,289.65
Repurchase Payments	0.00
Net Auction Proceeds	0.00
Recoveries	0.00
Net Liquidation Proceeds	12,428,068.10
Excess Wear and Tear and Excess Mileage	268,212.37
Remaining Payoffs	0.00
Net Insurance Proceeds	1,200,201.06
Residual Value Surplus	1,175,028.22

Total Collections	84,232,739.35

Vehicle Disposition Activity for the current month—Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	21,900,846.80			1,439
Involuntary Repossession	265,211.71			22
Voluntary Repossession	135,883.00			9
Full Termination	9,117,031.14			704
Bankruptcty	24,317.00			2
Insurance Payoff		1,184,036.71		66
Customer Payoff			343,949.54	19
Grounding Dealer Payoff			7,540,392.64	397
Dealer Purchase			3,051,006.98	137

Total	31,443,289.65	1,184,036.71	10,935,349.16	2,795

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance—Beginning of Period	46,495	980,197,930.34	7.00000%	833,190,086.44
Total Depreciation Received		(14,405,075.36)		(11,163,440.09)
Principal Amount of Gross Losses	(120)	(2,352,667.19)		(2,032,114.73)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(1,256)	(21,100,520.15)		(17,874,936.52)
Scheduled Terminations	(1,616)	(29,974,233.21)		(25,954,461.36)

Pool Balance—End of Period	43,503	912,365,434.43		776,165,133.74
Remaining Pool Balance
Lease Payment				145,531,477.77
Residual Value				630,633,655.97

Total				776,165,133.74

III. DISTRIBUTIONS

Total Collections				84,232,739.35
Reserve Amounts Available for Distribution				0.00

Total Available for Distribution				84,232,739.35
1. Amounts due Indenture Trustee as Compensation or Indemnity				0.00
2. Reimbursement of Payment Advance				682,030.24
3. Reimbursement of Sales Proceeds Advance				17,880,473.13
4. Servicing Fee:
Servicing Fee Due				694,325.07
Servicing Fee Paid				694,325.07
Servicing Fee Shortfall				0.00

Total Trustee, Advances and Servicing Fee Paid				19,256,828.44

NISSAN AUTO LEASE TRUST 2016-A

Servicer Report

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	92,208.32
Class A-2a Notes Monthly Interest Paid	92,208.32
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	34,572.52
Class A-2b Notes Monthly Interest Paid	34,572.52
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	471,833.33
Class A-3 Notes Monthly Interest Paid	471,833.33
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	156,750.00
Class A-4 Notes Monthly Interest Paid	156,750.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	755,364.17
Total Note and Certificate Monthly Interest Paid	755,364.17
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	64,220,546.74
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	57,024,952.70
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	57,024,952.70
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	7,195,594.04

IV. RESERVE ACCOUNT

Initial Reserve Account Amount	6,964,332.75
Required Reserve Account Amount	20,892,998.25
Beginning Reserve Account Balance	20,892,998.25
Additional Cash Infusion	0.00
Reinvestment Income for the Period	0.00
Reserve Fund Available for Distribution	20,892,998.25
Reserve Fund Draw Amount	0.00
Deposit of Remaining Available Collections	7,195,594.04
Gross Reserve Account Balance	28,088,592.29
Remaining Available Collections Released to Seller	7,195,594.04
Total Ending Reserve Account Balance	20,892,998.25

NISSAN AUTO LEASE TRUST 2016-A

Servicer Report

V. POOL STATISTICS

Weighted Average Remaining Maturity			9.79
Monthly Prepayment Speed			109%
Lifetime Prepayment Speed			89%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,770,150.58
Securitization Value of Defaulted Receivables and Casualty Receivables		2,032,114.73	120
Aggregate Defaulted and Casualty Gain (Loss)		(261,964.15)
Pool Balance at Beginning of Collection Period		833,190,086.44
Net Loss Ratio
Current Collection Period		-0.0314%
Preceding Collection Period		0.0088%
Second Preceding Collection Period		-0.0455%
Third Preceding Collection Period		-0.0195%
Cumulative Net Losses for all Periods		0.2577%	3,588,915.35

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.83%	6,952,014.15	404
61-90 Days Delinquent	0.16%	1,323,751.78	78
91-120 Days Delinquent	0.08%	647,905.18	36
More than 120 Days	0.01%	79,263.90	5

Total Delinquent Receivables:	1.07%	9,002,935.01	523

61+ Days Delinquencies as Percentage of Receivables	Amount	Number
Current Collection Period	0.25%	0.26%
Preceding Collection Period	0.29%	0.29%
Second Preceding Collection Period	0.33%	0.33%
Third Preceding Collection Period	0.23%	0.23%
60 Day Delinquent Receivables	2,709,567.83
Delinquency Percentage	0.33%
Delinquency Trigger	4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	31,017,877.94	2,143
Securitization Value	31,284,491.37	2,143

Aggregate Residual Gain (Loss)	(266,613.43)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	187,935,185.28	13,205
Cumulative Securitization Value	195,426,361.95	13,205

Cumulative Residual Gain (Loss)	(7,491,176.67)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance	26,601,154.96
Reimbursement of Outstanding Advance	17,880,473.13
Additional Advances for current period	21,408,652.08

Ending Balance of Residual Advance	30,129,333.91

Beginning Balance of Payment Advance	1,622,044.64
Reimbursement of Outstanding Payment Advance	682,030.24
Additional Payment Advances for current period	446,847.11

Ending Balance of Payment Advance	1,386,861.51

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO